Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of products and services [line items]
Revenues	$ 41,377.8	₨ 3,400,010.8	₨ 2,724,648.4	₨ 2,441,151.0
Finance revenues	513.5	42,194.5	41,118.5	40,480.4
Total revenues	41,891.3	3,442,205.3	2,765,766.9	2,481,631.4
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	13,335.4	1,095,766.1	782,631.3	462,990.0
Total revenues	13,302.0	1,093,017.2	780,372.7	496,967.6
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	669.6	55,021.4	53,096.4	32,498.5
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	26,968.5	2,216,002.4	1,864,426.3	1,926,418.9
Others [Member]
Disclosure of products and services [line items]
Revenues	$ 404.3	₨ 33,220.9	₨ 24,494.4	₨ 19,243.6